BIOLOGICAL ASSETS (Narrative) (Details) - g	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
BIOLOGICAL ASSETS [abstract]
Description of non-financial measures or estimates of physical quantities of biological assets and output of agricultural produce	For in process biological assets, the fair value at point of harvest is adjusted based on the stage of growth. As at January 31, 2020, on average, the biological assets were 54% complete as to the next expected harvest date.
Amount of biological assets produced in grams	4,642,080	1,184,756